Dividend payable	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
DIVIDEND PAYABLE [Text Block]
NOTE 7: DIVIDEND PAYABLE
On November 7, 2011, the Board of Directors of Navios Acquisition declared a quarterly cash dividend for the third quarter of 2011 of $0.05 per share of common stock. A dividend in the aggregate amount of $2,421 was paid on January 5, 2012 out of which $2,037 was paid to the stock holders of record as of December 15, 2011 and $384 was paid to the holders of 1,000 shares of the Series C preferred stock (which is Navios Holdings — see related party transactions note 11).
On February 13, 2012, the Board of Directors declared a quarterly cash dividend in respect of the fourth quarter of 2011 of $0.05 per common share of common stock. A dividend in the aggregate amount of $2,410 was paid on April 5, 2012 out of which $2,026 was paid to the stock holders of record as of March 22, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 11).
On May 4, 2012, the Board of Directors declared a quarterly cash dividend in respect of the first quarter of 2012 of $0.05 per share of common stock.  A dividend in the aggregate amount of $2,410 was paid on July 3, 2012 out of which $2,026 was paid to the stock holders of record as of June 20, 2012 and $384 was paid to the holder of 1,000 shares of the Series C preferred stock which is Navios Holdings (see related party transactions note 11).
As of June 30, 2012, Navios Acquisition paid a dividend of $54 to the holders of the 540 shares of Series B preferred stock.